INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	$ 9
Investments at 31 December	10	$ 9
Fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	9	7
Additions	2	2
Fair value remeasurement	(1)
Investments at 31 December	$ 10	$ 9